Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	John Hancock Sovereign Bond Fund
Central Index Key	dei_EntityCentralIndexKey	0000045288
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018